Stock-Based Compensation Arrangements (Tables)	9 Months Ended
Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule Of Noncash Stockbased Compensation General And Administrative Table [Text Block]
	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011

G & A Expenses	$1,347	$689	$3,605	$1,965
Capitalized G & A	411	252	1,267	768

Total non-cash stock-based compensation	$1,758	$941	$4,872	$2,733

Schedule Of Stock Options Roll Forward Table [Text Block]
		Weighted	Weighted
	Number of	Average	Average
	Shares	Exercise	Contractual	Aggregate
	Underlying	Price per	Life in	Intrinsic
	Options	Share	Years	Value
Balance outstanding - January 1, 2012	299	$8.95
Exercised	(1)	6.73
Forfeited	(37)	9.20
Expired	(14)	14.28

Balance outstanding - September 30, 2012	247	$8.38	5.5	$566
Currently exercisable - September 30, 2012	247	$8.38	5.5	$566

Schedule Of Unvested Restricted Stock Units Roll Forward Table [Text Block]
		Weighted
		Average Grant
		Date Fair
	Number of	Value per
	Shares	Share
Balance outstanding - January 1, 2012	830	$10.13
Granted	388	9.49
Vested	(423)	9.31
Forfeited	(41)	9.95

Balance outstanding - September 30, 2012	754	$10.39

Total grant date fair value of shares vesting during the period	$3,938